UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Opportunities Fund

Semiannual Report

January 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2020

Eaton Vance

Emerging Markets Debt Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Directors	37

Important Notices	38

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/03/2015	02/04/2013	6.55%	14.31%	6.14%	4.16%
Class A with 4.75% Maximum Sales Charge	—	—	1.50	8.83	5.10	3.43
Class I at NAV	09/03/2015	02/04/2013	6.68	14.57	6.44	4.37
Class R6 at NAV	02/04/2013	02/04/2013	6.83	14.66	6.41	4.35
J. P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index	—	—	3.14%	9.06%	4.41%	2.32%
J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged)	—	—	2.08	6.22	2.44	–0.56

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				1.33%	1.08%	1.03%
Net				1.15	0.90	0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Ukraine	11.6%	Uruguay	1.8%

Pakistan	9.4	Uganda	1.2

Egypt	9.3	Sri Lanka	1.1

Serbia	7.6	Nigeria	1.1

India	4.0	Thailand	1.0

Philippines	3.0	Other	0.4	*

Brazil	2.9	Euro	–7.4

Georgia	2.4	Total Long	58.8

Turkey	2.0	Total Short	–7.4

		Total Net	51.4

*	Includes amounts each less than 1.0%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Endnotes and Additional Disclosures

[1]

J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 25% J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, and 50% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged). J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Effective February 15, 2019, the Fund changed its primary benchmark to J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index because the investment adviser believes it is a more appropriate benchmark for the Fund.

[2]	Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower.
Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 – January 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,065.50	$5.97	**	1.15%
Class I	$1,000.00	$1,066.80	$4.68	**	0.90%
Class R6	$1,000.00	$1,068.30	$4.42	**	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.84	**	1.15%
Class I	$1,000.00	$1,020.60	$4.57	**	0.90%
Class R6	$1,000.00	$1,020.90	$4.32	**	0.85%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 44.7%
Security		Principal Amount (000’s omitted)	Value

Bahrain — 4.0%

Bahrain Government International Bond, 7.00%, 1/26/26(1)	USD	936	$1,097,975

CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(1)	USD	405	473,421

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	965	1,067,772

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	5,517	6,432,712

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	2,661	3,144,889

Total Bahrain			$12,216,769

Barbados — 0.8%

Barbados Government International Bond, 6.50%, 2/1/21(2)	USD	138	$138,256

Barbados Government International Bond, 6.50%, 10/1/29(2)	USD	2,248	2,279,316

Total Barbados			$2,417,572

Benin — 1.1%

Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	3,000	$3,450,819

Total Benin			$3,450,819

Bosnia and Herzegovina — 0.1%

Republic of Srpska, 1.50%, 10/30/23	BAM	194	$109,879

Republic of Srpska, 1.50%, 6/9/25	BAM	59	32,801

Republic of Srpska, 1.50%, 9/25/26	BAM	295	166,093

Total Bosnia and Herzegovina			$308,773

Costa Rica — 1.2%

Costa Rica Government International Bond, 5.625%, 4/30/43(1)	USD	921	$858,312

Costa Rica Government International Bond, 7.00%, 4/4/44(1)	USD	852	905,620

Costa Rica Government International Bond, 7.158%, 3/12/45(1)	USD	1,981	2,128,971

Total Costa Rica			$3,892,903

Egypt — 5.8%

Arab Republic of Egypt, 4.75%, 4/11/25(1)	EUR	540	$646,955

Arab Republic of Egypt, 5.625%, 4/16/30(1)	EUR	114	132,909

Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	2,325	2,808,819

Arab Republic of Egypt, 8.15%, 11/20/59(1)	USD	465	510,207

Arab Republic of Egypt, 8.50%, 1/31/47(1)	USD	1,145	1,313,010

Arab Republic of Egypt, 8.70%, 3/1/49(1)	USD	2,635	3,044,121

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)

Egypt Government Bond, 14.40%, 9/10/29	EGP	19,613	$1,293,479

Egypt Government Bond, 15.60%, 8/6/26	EGP	63,220	4,335,591

Egypt Government Bond, 15.70%, 11/7/27	EGP	10,632	737,709

Egypt Government Bond, 16.10%, 5/7/29	EGP	17,600	1,264,990

Egypt Government Bond, 16.50%, 4/2/26	EGP	27,000	1,909,446

Total Egypt			$17,997,236

El Salvador — 2.2%

Republic of El Salvador, 7.125%, 1/20/50(1)	USD	5,685	$6,241,760

Republic of El Salvador, 7.65%, 6/15/35(1)	USD	299	348,618

Republic of El Salvador, 8.25%, 4/10/32(1)	USD	296	362,407

Total El Salvador			$6,952,785

Fiji — 0.9%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,649	$2,662,245

Total Fiji			$2,662,245

Georgia — 1.2%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	6,558	$2,068,415

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	895	306,088

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	1,487	481,100

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	895	304,549

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	1,314	460,099

Total Georgia			$3,620,251

Indonesia — 2.0%

Indonesia Government Bond, 7.50%, 5/15/38	IDR	75,871,000	$5,560,669

Indonesia Government Bond, 7.50%, 4/15/40	IDR	7,400,000	552,765

Total Indonesia			$6,113,434

Jordan — 0.9%

Jordan Government International Bond, 7.375%, 10/10/47(1)	USD	2,600	$2,864,898

Total Jordan			$2,864,898

Kenya — 0.5%

Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,400	$1,515,305

Total Kenya			$1,515,305

Nigeria — 1.9%

Republic of Nigeria, 7.875%, 2/16/32(1)	USD	1,582	$1,658,529

Republic of Nigeria, 8.747%, 1/21/31(1)	USD	3,684	4,126,449

Total Nigeria			$5,784,978

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia — 7.3%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	1,383,250	$14,348,860

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	413,040	4,353,451

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	326,680	3,691,301

Total Serbia			$22,393,612

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	213	$224,593

Total Seychelles			$224,593

Sri Lanka — 1.0%

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	102,000	$565,116

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	27,020	152,281

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	44,000	247,599

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	84,000	489,198

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	21,000	122,349

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	199,000	1,166,365

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	89,000	521,566

Total Sri Lanka			$3,264,474

Suriname — 0.3%

Suriname Government International Bond, 9.25%, 10/26/26(1)	USD	955	$819,244

Total Suriname			$819,244

Turkey — 0.1%

Republic of Turkey, 7.375%, 2/5/25	USD	400	$452,486

Total Turkey			$452,486

Ukraine — 13.3%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(2)(3)	USD	7,170	$7,125,188

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	195,575	7,923,111

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	27,494	1,157,186

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	332,626	16,761,072

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	9,930	449,640

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	171,952	7,467,091

Total Ukraine			$40,883,288

Total Foreign Government Bonds (identified cost $126,418,514)			$137,835,665

Foreign Corporate Bonds — 13.4%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%

Generacion Mediterranea SA/Central Termica Roca SA, 15.00%, 5/5/23(2)	USD	1,250	$1,168,750

Total Argentina			$1,168,750

Armenia — 0.8%

Ardshinbank CJSC, 6.50%, 1/28/25(1)	USD	2,556	$2,591,145

Total Armenia			$2,591,145

Belarus — 0.5%

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(1)	USD	800	$851,400

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(1)	USD	500	532,485

Total Belarus			$1,383,885

Brazil — 0.3%

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(1)	USD	1,022	$1,017,038

Total Brazil			$1,017,038

Bulgaria — 0.2%

Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	500	$553,144

Total Bulgaria			$553,144

Cayman Islands — 0.9%

CIFI Holdings Group Co., Ltd., 6.55%, 3/28/24(1)	USD	531	$541,788

HKN Energy, Ltd., 11.00%, 3/6/24	USD	600	621,000

KWG Group Holdings, Ltd., 5.875%, 11/10/24(1)	USD	582	549,506

Logan Property Holdings Co., Ltd., 5.75%, 1/14/25(1)	USD	600	584,665

Times China Holdings, Ltd., 6.75%, 7/16/23(1)	USD	600	607,975

Total Cayman Islands			$2,904,934

China — 0.1%

CAR, Inc., 6.00%, 2/11/21(1)	USD	300	$283,231

Total China			$283,231

Colombia — 0.4%

Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	1,100	$1,181,125

Total Colombia			$1,181,125

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

El Salvador — 0.3%

AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	1,000	$1,016,665

Total El Salvador			$1,016,665

Georgia — 0.8%

JSC Georgia Capital, 6.125%, 3/9/24(1)	USD	650	$645,125

Silknet JSC, 11.00%, 4/2/24(1)	USD	1,525	1,721,969

Total Georgia			$2,367,094

Indonesia — 0.8%

Bayan Resources Tbk PT Co., 6.125%, 1/24/23(1)	USD	2,155	$2,114,179

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	2,720,000	197,633

Total Indonesia			$2,311,812

Ireland — 1.6%

Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	4,650	$5,056,875

Total Ireland			$5,056,875

Mexico — 1.7%

Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	1,830	$1,949,792

Grupo Kaltex SA de CV, 8.875%, 4/11/22(1)	USD	3,958	3,227,044

Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	69,610

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	21,961

Total Mexico			$5,268,407

Netherlands — 0.4%

Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	USD	1,170	$1,215,338

Total Netherlands			$1,215,338

Nigeria — 0.7%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(1)	USD	1,950	$2,042,625

Total Nigeria			$2,042,625

Panama — 0.1%

Promerica Financial Corp., 9.70%, 5/14/24(1)	USD	350	$365,899

Total Panama			$365,899

Paraguay — 1.0%

Frigorifico Concepcion SA, 10.25%, 1/29/25(1)	USD	3,050	$3,020,872

Total Paraguay			$3,020,872

Security		Principal Amount (000’s omitted)	Value

Russia — 0.5%

Petropavlovsk 2016, Ltd., 8.125%, 11/14/22(1)	USD	1,569	$1,659,586

Total Russia			$1,659,586

Saint Lucia — 1.2%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	3,694	$3,677,063

Total Saint Lucia			$3,677,063

Saudi Arabia — 0.5%

Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(1)	USD	1,650	$1,675,459

Total Saudi Arabia			$1,675,459

Spain — 0.2%

Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	492	$497,535

Total Spain			$497,535

Total Foreign Corporate Bonds (identified cost $40,400,462)			$41,258,482

Sovereign Loans — 2.1%
Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.0%(4)

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(6)	USD	89	$89,490

Total Ethiopia			$89,490

Kenya — 0.9%

Republic of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(6)	USD	2,825	$2,848,959

Total Kenya			$2,848,959

Macedonia — 0.3%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(5)(6)	EUR	700	$790,160

Total Macedonia			$790,160

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.2%

Bank of Industry Limited, Term Loan, 7.85%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(5)(6)	USD	618	$635,477

Total Nigeria			$635,477

Tanzania — 0.7%

Government of the United Republic of Tanzania, Term Loan, 7.09%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(6)	USD	1,400	$1,443,253

Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(6)	USD	518	538,688

Total Tanzania			$1,981,941

Total Sovereign Loans (identified cost $6,186,557)			$6,346,027

Short-Term Investments — 34.0%

Foreign Government Securities — 19.2%
Security		Principal Amount (000’s omitted)	Value

Egypt — 5.8%

Egypt Treasury Bill, 0.00%, 3/10/20	EGP	24,525	$1,535,567

Egypt Treasury Bill, 0.00%, 4/7/20	EGP	27,025	1,667,442

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	66,050	4,081,263

Egypt Treasury Bill, 0.00%, 4/21/20	EGP	5,200	320,441

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	37,125	2,272,285

Egypt Treasury Bill, 0.00%, 5/12/20	EGP	26,700	1,625,557

Egypt Treasury Bill, 0.00%, 5/26/20	EGP	7,500	458,034

Egypt Treasury Bill, 0.00%, 6/16/20	EGP	3,725	225,618

Egypt Treasury Bill, 0.00%, 8/4/20	EGP	45,150	2,663,221

Egypt Treasury Bill, 0.00%, 9/29/20	EGP	51,875	3,012,284

Total Egypt			$17,861,712

Georgia — 1.1%

Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	321	$110,262

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	254	87,139

Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	228	78,332

Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	398	136,930

Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	238	81,905

Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	384	131,840

Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	156	53,546

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	311	106,511

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	156	$53,334

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	168	57,564

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	220	75,061

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	216	73,998

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	219	75,047

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	465	159,049

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	610	208,345

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	434	148,065

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	370	125,461

Georgia Treasury Bill, 0.00%, 5/14/20	GEL	420	142,099

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	542	182,536

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	586	196,816

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	453	151,535

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,035	970,728

Total Georgia			$3,406,103

Nigeria — 1.1%

Nigeria OMO Bill, 0.00%, 4/23/20	NGN	453,524	$1,216,592

Nigeria OMO Bill, 0.00%, 5/28/20	NGN	421,868	1,148,189

Nigeria OMO Bill, 0.00%, 7/21/20	NGN	62,070	161,940

Nigeria OMO Bill, 0.00%, 1/5/21	NGN	239,310	583,324

Nigeria OMO Bill, 0.00%, 1/26/21	NGN	114,989	275,951

Total Nigeria			$3,385,996

Pakistan — 9.4%

Pakistan Treasury Bill, 0.00%, 2/13/20	PKR	162,400	$1,045,490

Pakistan Treasury Bill, 0.00%, 5/21/20	PKR	168,000	1,044,390

Pakistan Treasury Bill, 0.00%, 11/19/20	PKR	177,700	1,038,834

Pakistan Treasury Bill, 0.00%, 12/3/20	PKR	784,500	4,566,905

Pakistan Treasury Bill, 0.00%, 12/17/20	PKR	1,109,100	6,428,562

Pakistan Treasury Bill, 0.00%, 12/31/20	PKR	312,000	1,800,745

Pakistan Treasury Bill, 0.00%, 1/14/21	PKR	1,488,200	8,553,228

Pakistan Treasury Bill, 0.00%, 1/28/21	PKR	766,600	4,385,373

Total Pakistan			$28,863,527

Uruguay — 1.8%

Uruguay Monetary Regulation Bill, 0.00%, 7/31/20	UYU	47,500	$1,203,034

Uruguay Monetary Regulation Bill, 0.00%, 8/28/20	UYU	163,000	4,110,478

Uruguay Monetary Regulation Bill, 0.00%, 9/2/20	UYU	10,500	264,390

Total Uruguay			$5,577,902

Total Foreign Government Securities (identified cost $58,495,670)			$59,095,240

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 2/20/20(7)	$450	$449,688

Total U.S. Treasury Obligations (identified cost $449,646)		$449,688

Other — 14.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.74%(8)	45,051,274	$45,055,780

Total Other (identified cost $45,051,142)		$45,055,780

Total Short-Term Investments (identified cost $103,996,458)		$104,600,708

Total Investments — 94.2% (identified cost $277,001,991)		$290,040,882

Other Assets, Less Liabilities — 5.8%		$17,936,086

Net Assets — 100.0%		$307,976,968

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $95,342,909 or 31.0% of the Fund’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $10,781,120 or 3.5% of the Fund’s net assets.

(3)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(4)	Amount is less than 0.05%.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

IDR	20,446,106,800	USD	1,479,886	2/3/20	$17,449

IDR	24,828,165,000	USD	1,818,647	2/3/20	(400)

IDR	52,475,099,435	USD	3,843,766	2/3/20	(844)

IDR	56,857,157,635	USD	4,174,534	2/3/20	(10,700)

INR	1,800,000	USD	25,183	2/3/20	42

USD	4,164,749	IDR	56,857,157,635	2/3/20	915

USD	1,497,664	IDR	20,446,106,800	2/3/20	329

USD	1,814,261	IDR	24,828,165,000	2/3/20	(3,986)

USD	3,769,492	IDR	52,475,099,435	2/3/20	(73,430)

USD	25,274	INR	1,800,000	2/3/20	49

BRL	35,993,091	USD	8,430,282	2/4/20	(25,787)

BRL	31,064,900	USD	7,699,432	2/4/20	(445,685)

USD	8,586,138	BRL	35,993,091	2/4/20	181,643

USD	7,276,004	BRL	31,064,900	2/4/20	22,257

PHP	31,662,000	USD	622,655	2/10/20	(426)

USD	9,327,652	EUR	8,319,941	2/10/20	97,074

USD	560,560	EUR	500,000	2/10/20	5,834

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	92,662	MXN	1,800,000	2/14/20	$(2,472)

USD	419,563	MXN	8,150,232	2/14/20	(11,194)

USD	2,401,840	IDR	32,934,030,000	2/18/20	6,168

INR	67,000,000	USD	936,735	2/28/20	(2,865)

USD	4,165,665	IDR	56,857,157,635	2/28/20	49,528

BRL	2,000,000	USD	474,834	3/3/20	(8,534)

BRL	35,993,091	USD	8,575,705	3/3/20	(183,911)

PHP	107,951,000	USD	2,108,583	3/5/20	4,080

PHP	19,200,000	USD	375,660	3/5/20	95

PHP	102,409,000	USD	1,999,395	3/5/20	4,808

USD	1,129,153	EUR	1,008,064	3/6/20	9,036

USD	1,025,391	EUR	915,430	3/6/20	8,206

PHP	57,089,000	USD	1,120,073	3/9/20	(2,994)

PHP	57,089,000	USD	1,120,271	3/9/20	(3,192)

PHP	35,000,000	USD	689,248	3/9/20	(4,391)

USD	3,982,236	EUR	3,565,079	4/9/20	12,590

INR	110,000	USD	1,536	4/15/20	(13)

INR	1,800,000	USD	25,080	4/15/20	(159)

INR	375,548,190	USD	5,252,239	4/15/20	(52,661)

USD	2,453,267	EUR	2,190,984	4/15/20	12,767

USD	3,696,752	EUR	3,312,799	5/8/20	1,609

USD	678,816	EUR	608,313	5/8/20	296

USD	406,634	EUR	364,400	5/8/20	177

USD	566,493	EUR	508,665	5/8/20	(880)

EUR	915,430	USD	1,032,449	7/17/20	(7,266)

USD	9,802,143	EUR	8,691,153	7/17/20	68,988

					$(337,850)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

INR	48,200,000	USD	674,341	Australia and New Zealand Banking Group Limited	2/3/20	$1,131	$—

INR	7,112,000	USD	99,469	Goldman Sachs International	2/3/20	199	—

INR	42,888,000	USD	600,005	Standard Chartered Bank	2/3/20	1,025	—

TRY	5,109,000	USD	1,112,151	Goldman Sachs International	2/3/20	—	(258,482)

TRY	39,000	USD	6,519	Standard Chartered Bank	2/3/20	—	(2)

USD	674,559	INR	48,200,000	Australia and New Zealand Banking Group Limited	2/3/20	—	(913)

USD	99,500	INR	7,112,000	Goldman Sachs International	2/3/20	—	(167)

USD	600,024	INR	42,888,000	Standard Chartered Bank	2/3/20	—	(1,007)

USD	1,014,484	TRY	5,148,000	Goldman Sachs International	2/3/20	154,298	—

BRL	2,010,000	USD	481,732	Standard Chartered Bank	2/4/20	—	(12,391)

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

BRL	1,205,025	USD	296,405	Standard Chartered Bank	2/4/20	$—	$(15,028)

BRL	1,713,165	USD	419,003	Standard Chartered Bank	2/4/20	—	(18,974)

USD	470,781	BRL	2,010,000	Standard Chartered Bank	2/4/20	1,440	—

USD	401,257	BRL	1,713,165	Standard Chartered Bank	2/4/20	1,227	—

USD	282,240	BRL	1,205,025	Standard Chartered Bank	2/4/20	863	—

TRY	33,277,000	USD	5,598,934	Standard Chartered Bank	2/6/20	—	(42,641)

INR	50,090,457	USD	695,006	Standard Chartered Bank	2/10/20	6,009	—

PHP	19,937,872	USD	391,003	Standard Chartered Bank	2/10/20	820	—

PHP	35,000,000	USD	688,028	Standard Chartered Bank	2/10/20	—	(201)

TRY	3,000,000	USD	502,342	Bank of America, N.A.	2/10/20	—	(1,910)

TRY	560,801	USD	121,702	Deutsche Bank AG	2/10/20	—	(28,154)

TRY	561,000	USD	121,877	Standard Chartered Bank	2/10/20	—	(28,296)

USD	111,144	TRY	564,000	Deutsche Bank AG	2/10/20	17,063	—

USD	111,199	TRY	564,000	Standard Chartered Bank	2/10/20	17,118	—

USD	6,508	TRY	39,000	Standard Chartered Bank	2/10/20	3	—

TRY	716,199	USD	155,577	Standard Chartered Bank	2/14/20	—	(36,216)

TRY	9,000,000	USD	1,952,701	Standard Chartered Bank	2/14/20	—	(452,766)

USD	1,923,513	TRY	9,802,300	Standard Chartered Bank	2/14/20	289,867	—

EUR	32,166	RSD	3,797,181	JPMorgan Chase Bank, N.A.	2/24/20	—	(73)

EUR	529,277	USD	584,010	Bank of America, N.A.	2/24/20	3,702	—

EUR	689,829	USD	767,659	Bank of America, N.A.	2/24/20	—	(1,669)

INR	48,200,000	USD	673,270	Australia and New Zealand Banking Group Limited	2/24/20	—	(836)

INR	11,840,000	USD	166,601	Australia and New Zealand Banking Group Limited	2/24/20	—	(1,423)

INR	44,500,000	USD	625,785	Australia and New Zealand Banking Group Limited	2/24/20	—	(4,969)

INR	277,080,000	USD	3,812,459	Goldman Sachs International	2/24/20	53,059	—

RSD	12,654,434	EUR	107,146	Citibank, N.A.	2/24/20	300	—

USD	294,515	EUR	264,655	Bank of America, N.A.	2/24/20	640	—

THB	96,914,228	USD	3,202,506	Standard Chartered Bank	3/6/20	—	(91,356)

USD	1,289,406	THB	39,020,000	Standard Chartered Bank	3/6/20	36,782	—

THB	9,200,000	USD	303,934	Standard Chartered Bank	3/16/20	—	(8,529)

THB	9,099,000	USD	301,279	Standard Chartered Bank	3/16/20	—	(9,117)

USD	907,875	THB	27,419,393	Standard Chartered Bank	3/16/20	27,459	—

TRY	5,000,000	USD	1,018,952	Bank of America, N.A.	3/20/20	—	(192,113)

USD	980,000	TRY	5,033,770	Bank of America, N.A.	3/20/20	147,576	—

UGX	2,180,803,000	USD	542,763	Standard Chartered Bank	3/23/20	44,329	—

RSD	38,212,264	EUR	324,658	Citibank, N.A.	3/24/20	—	(950)

UGX	2,181,345,656	USD	542,763	Standard Chartered Bank	3/25/20	44,287	—

UGX	1,021,492,000	USD	269,665	Standard Chartered Bank	3/27/20	5,153	—

THB	7,000,000	USD	224,647	Standard Chartered Bank	4/10/20	241	—

THB	4,211,000	USD	139,004	Standard Chartered Bank	4/10/20	—	(3,718)

USD	847,827	THB	25,684,064	Standard Chartered Bank	4/10/20	22,678	—

UGX	381,024,000	USD	94,570	Standard Chartered Bank	4/14/20	7,516	—

EGP	8,060,000	USD	422,100	Goldman Sachs International	4/21/20	76,352	—

THB	61,090,000	USD	2,011,525	Standard Chartered Bank	4/24/20	—	(48,330)

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	993,624,000	USD	246,007	Standard Chartered Bank	6/15/20	$16,654	$—

UGX	982,030,000	USD	246,215	Standard Chartered Bank	7/2/20	12,637	—

UGX	4,009,224,000	USD	1,008,103	Standard Chartered Bank	8/14/20	37,921	—

UGX	2,000,000,000	USD	505,689	Standard Chartered Bank	9/17/20	7,963	—

						$1,036,312	$(1,260,231)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	3	Short	3/16/20	$(306,187)	$(4,692)

Euro-Bobl	9	Short	3/6/20	(1,347,096)	(8,387)

Euro-Bund	2	Short	3/6/20	(388,256)	(6,391)

U.S. 10-Year Treasury Note	12	Short	3/20/20	(1,579,875)	(22,528)

U.S. Ultra-Long Treasury Bond	5	Short	3/20/20	(968,438)	(24,866)

					$(66,864)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	61,630	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	$182,045	$—	$182,045

CNY	4,213	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	8,074	—	8,074

CNY	8,426	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	16,017	—	16,017

CNY	8,426	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	15,914	—	15,914

CNY	11,235	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	21,012	—	21,012

CNY	12,920	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	24,759	—	24,759

CNY	16,852	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	32,035	—	32,035

CNY	5,618	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	9,697	—	9,697

CNY	6,130	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	7/4/24	7,130	—	7,130

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	3,397	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	$1,614	$—	$1,614

CNY	5,970	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	2,547	—	2,547

CNY	15,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.68% (pays quarterly)	8/13/24	7,419	—	7,419

CNY	15,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	9/17/24	26,713	—	26,713

CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.10% (pays quarterly)	11/15/24	69,457	—	69,457

CNY	23,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	58,242	—	58,242

EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(23,390)	10,149	(13,241)

EUR	250	Receives	6-month EURIBOR (pays semi-annually)	0.30% (pays annually)	7/23/24	236	—	236

EUR	296	Receives	6-month EURIBOR (pays semi-annually)	0.53% (pays annually)	8/22/24	3,337	—	3,337

EUR	1,051	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	8/26/24	7,380	—	7,380

EUR	1,050	Receives	6-month EURIBOR (pays semi-annually)	0.46% (pays annually)	9/12/24	7,982	—	7,982

EUR	430	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	9/17/24	531	—	531

EUR	190	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(4,127)	2,056	(2,071)

EUR	544	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(11,451)	2,032	(9,419)

EUR	397	Receives	6-month EURIBOR (pays semi-annually)	0.05% (pays annually)	8/6/29	(2,060)	—	(2,060)

EUR	400	Receives	6-month EURIBOR (pays semi-annually)	0.08% (pays annually)	8/6/29	(816)	—	(816)

EUR	229	Receives	6-month EURIBOR (pays semi-annually)	0.16% (pays annually)	9/12/29	2,610	—	2,610

EUR	125	Receives	6-month EURIBOR (pays semi-annually)	0.03% (pays annually)	10/17/29	(582)	—	(582)

MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	239,613	—	239,613

MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	227,939	(5)	227,934

MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	76,455	663	77,118

MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	110,648	—	110,648

MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	117,805	—	117,805

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.80% (pays monthly)	9/10/24	$15,256	$—	$15,256

MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.65% (pays monthly)	11/15/24	17,664	1,657	19,321

MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.58% (pays monthly)	1/1/25	10,935	—	10,935

MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	53,146	—	53,146

MXN	7,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	9,449	—	9,449

USD	345	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	5/16/21	(6,738)	(5)	(6,743)

USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	8/22/22	(2,780)	—	(2,780)

USD	480	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/19/22	(5,221)	—	(5,221)

USD	385	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/9/22	(1,907)	—	(1,907)

USD	715	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/10/22	(3,060)	—	(3,060)

USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	(10,780)	(66)	(10,846)

USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	(20,238)	—	(20,238)

USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(30,091)	—	(30,091)

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	2/12/23	(52,146)	(3,456)	(55,602)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	3/14/23	(31,343)	—	(31,343)

USD	235	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/10/23	(12,317)	—	(12,317)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/11/23	(10,484)	(94)	(10,578)

USD	345	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(24,881)	7	(24,874)

USD	271	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(19,337)	—	(19,337)

USD	265	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(18,834)	—	(18,834)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(24,675)	(31)	(24,706)

USD	244	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(17,335)	—	(17,335)

USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(31,545)	—	(31,545)

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	230	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	11/13/23	$(16,665)	$—	$(16,665)

USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(39,595)	—	(39,595)

USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(20,779)	—	(20,779)

USD	500	Receives	3-month USD-LIBOR (pays quarterly)	2.46% (pays semi-annually)	2/26/24	(25,988)	(1,155)	(27,143)

USD	987	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(41,160)	—	(41,160)

USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(64,842)	—	(64,842)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	6/28/24	(13,168)	—	(13,168)

USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	7/1/24	(5,548)	—	(5,548)

USD	295	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(6,505)	—	(6,505)

USD	999	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(22,855)	—	(22,855)

USD	337	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(6,794)	—	(6,794)

USD	130	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	8/13/24	(1,311)	—	(1,311)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	8/14/24	(2,580)	—	(2,580)

USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(525)	—	(525)

USD	140	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	9/17/24	(2,445)	—	(2,445)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/18/24	(3,776)	—	(3,776)

USD	1,600	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/11/24	(9,830)	—	(9,830)

USD	168	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/17/24	(2,553)	—	(2,553)

USD	182	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/18/24	(2,772)	—	(2,772)

USD	850	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	10/24/24	(13,565)	—	(13,565)

USD	500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	10/30/24	(9,508)	—	(9,508)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/29/24	(2,401)	—	(2,401)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	12/4/24	(10,119)	—	(10,119)

15	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	12/20/24	$(3,385)	$—	$(3,385)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	1/10/25	(5,015)	—	(5,015)

USD	1,295	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/10/25	(16,443)	—	(16,443)

USD	415	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	1/13/25	(6,493)	—	(6,493)

USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(32,037)	—	(32,037)

USD	195	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(1,316)	—	(1,316)

USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(2,813)	—	(2,813)

USD	1,787	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(43,521)	—	(43,521)

USD	1,242	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	(77,852)	—	(77,852)

USD	693	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(103,170)	—	(103,170)

USD	283	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(41,731)	—	(41,731)

USD	387	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(56,804)	176	(56,628)

USD	2,244	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(345,680)	—	(345,680)

USD	2,000	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/12/29	(194,515)	—	(194,515)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	8/5/29	(54,667)	—	(54,667)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	8/14/29	(7,862)	—	(7,862)

USD	719	Receives	3-month USD-LIBOR (pays quarterly)	1.35% (pays semi-annually)	9/6/29	4,273	—	4,273

USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	9/9/29	(1,934)	—	(1,934)

USD	996	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	(5,842)	—	(5,842)

USD	109	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	9/10/29	(791)	—	(791)

USD	1,787	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/16/29	(40,905)	—	(40,905)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	9/19/29	(9,643)	—	(9,643)

USD	770	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/8/29	1,182	21,223	22,405

16	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	75	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	10/17/29	$(1,565)	$—	$(1,565)

USD	2,025	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	11/14/29	(68,520)	—	(68,520)

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	12/20/29	(27,434)	—	(27,434)

USD	1,850	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	1/9/30	(51,327)	—	(51,327)

USD	660	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/23/40	(30,513)	—	(30,513)

USD	910	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	1/27/40	(33,262)	—	(33,262)

USD	501	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	1/28/40	(12,768)	—	(12,768)

USD	313	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	1/30/40	(6,851)	—	(6,851)

USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(2,199)	—	(2,199)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(3,264)	—	(3,264)

USD	1,760	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(232,880)	—	(232,880)

USD	117	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(1,716)	—	(1,716)

USD	135	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(1,624)	—	(1,624)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	235	—	235

USD	420	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	8,350	—	8,350

USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	2,673	—	2,673

USD	308	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	141	—	141

USD	42	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(463)	—	(463)

USD	110	Receives	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	9/17/49	(5,380)	—	(5,380)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/17/49	(12,974)	—	(12,974)

USD	227	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(16,144)	—	(16,144)

USD	1,190	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(67,006)	—	(67,006)

USD	620	Receives	3-month USD-LIBOR (pays quarterly)	2.05% (pays semi-annually)	12/30/49	(56,703)	—	(56,703)

17	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	220	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	$(12,155)	$—	$(12,155)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	1/9/50	(16,768)	—	(16,768)

USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	1/10/50	(27,157)	—	(27,157)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	1/27/50	(17,047)	—	(17,047)

ZAR	44,397	Pays	3-month ZAR-JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	26,872	—	26,872

ZAR	52,853	Pays	3-month ZAR-JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	34,696	—	34,696

Total						$(987,478)	$33,151	$(954,327)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation

Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$934

Bank of America, N.A.	MYR	7,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	1/3/25	24,705

BNP Paribas	MYR	16,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	30,770

Citibank, N.A.	MYR	10,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	19,394

Citibank, N.A.	MYR	2,995	Pays	3-month MYR KLIBOR (pays quarterly)	3.29% (pays quarterly)	11/7/24	11,001

Citibank, N.A.	MYR	7,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.21% (pays quarterly)	1/8/25	21,571

JPMorgan Chase Bank, N.A.	MYR	19,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	36,738

Standard Chartered Bank	MYR	13,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	23,874

Standard Chartered Bank	MYR	5,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.16% (pays quarterly)	10/15/24	11,187

Total							$180,174

18	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation

Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	1.33%	$(3,974)	$25,707	$21,733

Total		$600				$(3,974)	$25,707	$21,733

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CNY	–	Yuan Renminbi

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

PHP	–	Philippine Peso

PKR	–	Pakistani Rupee

RSD	–	Serbian Dinar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

ZAR	–	South African Rand

19	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2020

Unaffiliated investments, at value (identified cost, $231,950,849)	$244,985,102

Affiliated investment, at value (identified cost, $45,051,142)	45,055,780

Cash	318,400

Deposits for derivatives collateral —

Financial futures contracts	56,015

Centrally cleared derivatives	4,880,356

Foreign currency, at value (identified cost, $1,618,695)	1,609,390

Interest receivable	4,631,312

Dividends receivable from affiliated investment	66,297

Receivable for investments sold	2,914,518

Receivable for Fund shares sold	5,062,519

Receivable for open forward foreign currency exchange contracts	1,036,312

Receivable for open swap contracts	201,907

Receivable for closed swap contracts	206,000

Receivable from affiliate	36,907

Total assets	$311,060,815

Liabilities

Payable for investments purchased	$490,861

Payable for Fund shares redeemed	462,666

Payable for variation margin on open financial futures contracts	10,440

Payable for variation margin on open centrally cleared derivatives	352,675

Payable for open forward foreign currency exchange contracts	1,260,231

Payable for closed swap contracts	8,879

Upfront receipts on open non-centrally cleared swap contracts	25,707

Payable to affiliate:

Investment adviser and administration fee	157,273

Distribution and service fees	3,284

Accrued foreign capital gains taxes	8,531

Accrued expenses	303,300

Total liabilities	$3,083,847

Net Assets	$307,976,968

Sources of Net Assets

Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 33,299,929 shares issued and outstanding	$33,300

Additional paid-in capital	299,833,954

Distributable earnings	8,109,714

Total	$307,976,968

20	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	January 31, 2020

Net Assets	$17,009,447

Shares Outstanding	1,842,812

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares outstanding)	$9.23

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.69

Class I Shares

Net Assets	$205,250,223

Shares Outstanding	22,167,731

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$9.26

Class R6 Shares

Net Assets	$85,717,298

Shares Outstanding	9,289,386

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$9.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

21	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2020

Interest (net of foreign taxes, $437,171)	$9,378,733

Dividends from affiliated investment	257,048

Total investment income	$9,635,781

Expenses

Investment adviser and administration fee	$767,780

Distribution and service fees

Class A	15,083

Directors’ fees and expenses	6,735

Custodian fee	138,105

Transfer and dividend disbursing agent fees	42,254

Legal and accounting services	73,086

Printing and postage	12,101

Registration fees	52,964

Miscellaneous	13,447

Total expenses	$1,121,555

Deduct —

Allocation of expenses to affiliate	$58,496

Total expense reductions	$58,496

Net expenses	$1,063,059

Net investment income	$8,572,722

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $35,427)	$(88,796)

Investment transactions — affiliated investment	4,033

Financial futures contracts	(40,132)

Swap contracts	(937,696)

Foreign currency transactions	(7,144)

Forward foreign currency exchange contracts	973,609

Net realized loss	$(96,126)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $25,116)	$8,312,037

Investments — affiliated investment	4,239

Financial futures contracts	(10,525)

Swap contracts	394,501

Foreign currency	(70,222)

Forward foreign currency exchange contracts	(1,029,764)

Net change in unrealized appreciation (depreciation)	$7,600,266

Net realized and unrealized gain	$7,504,140

Net increase in net assets from operations	$16,076,862

22	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

From operations —

Net investment income	$8,572,722	$10,341,754

Net realized loss	(96,126)	(4,171,071)

Net change in unrealized appreciation (depreciation)	7,600,266	7,271,506

Net increase in net assets from operations	$16,076,862	$13,442,189

Distributions to shareholders —

Class A	$(537,115)	$(258,286)

Class I	(6,595,129)	(2,132,861)

Class R6	(3,586,539)	(3,139,741)

Total distributions to shareholders	$(10,718,783)	$(5,530,888)

Tax return of capital to shareholders —

Class A	$—	$(241,201)

Class I	—	(2,586,742)

Class R6	—	(2,628,608)

Total tax return of capital to shareholders	$—	$(5,456,551)

Transactions in common shares —

Proceeds from sale of shares

Class A	$7,743,588	$6,838,622

Class I	116,771,652	82,761,349

Class R6	3,800,124	3,463,257

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	532,853	478,506

Class I	6,595,074	4,719,535

Class R6	3,586,539	5,768,349

Cost of shares redeemed

Class A	(1,244,910)	(2,532,843)

Class I	(18,207,858)	(31,372,849)

Class R6	(3,672,471)	(3,737,113)

Net increase in net assets from Fund share transactions	$115,904,591	$66,386,813

Net increase in net assets	$121,262,670	$68,841,563

Net Assets

At beginning of period	$186,714,298	$117,872,735

At end of period	$307,976,968	$186,714,298

23	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Financial Highlights

	Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$9.030		$9.010	$9.460	$9.400		$8.730

Income (Loss) From Operations

Net investment income(2)	$0.308		$0.611	$0.675	$0.608		$0.544

Net realized and unrealized gain (loss)	0.259		0.053	(0.399)	0.214		0.244

Total income from operations	$0.567		$0.664	$0.276	$0.822		$0.788

Less Distributions

From net investment income	$(0.367)		$(0.356)	$(0.646)	$(0.762)		$(0.118)

Tax return of capital	—		(0.288)	(0.080)	—		—

Total distributions	$(0.367)		$(0.644)	$(0.726)	$(0.762)		$(0.118)

Net asset value — End of period	$9.230		$9.030	$9.010	$9.460		$9.400

Total Return(3)(4)	6.55	%(5)	8.03%	2.82%	9.18%		9.16	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,009		$9,724	$4,840	$330		$45

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15	%(6)	1.15%	1.15%	1.16	%(7)	1.15	%(6)

Net investment income	6.73	%(6)	7.01%	7.19%	6.46%		6.74	%(6)

Portfolio Turnover	41	%(5)	85%	80%	70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.05%, 0.18%, 0.29%, 0.34% and 1.15% of average daily net assets for the six months ended January 31, 2020, the years ended July 31, 2019, 2018 and 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

24	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$9.060		$9.030	$9.490	$9.420		$8.730

Income (Loss) From Operations

Net investment income(2)	$0.332		$0.648	$0.705	$0.649		$0.560

Net realized and unrealized gain (loss)	0.248		0.051	(0.413)	0.204		0.270

Total income from operations	$0.580		$0.699	$0.292	$0.853		$0.830

Less Distributions

From net investment income	$(0.380)		$(0.370)	$(0.669)	$(0.783)		$(0.140)

Tax return of capital	—		(0.299)	(0.083)	—		—

Total distributions	$(0.380)		$(0.669)	$(0.752)	$(0.783)		$(0.140)

Net asset value — End of period	$9.260		$9.060	$9.030	$9.490		$9.420

Total Return(3)(4)	6.68	%(5)	8.42%	2.98%	9.51%		9.67	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$205,250		$96,765	$38,756	$1,060		$34

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.90	%(6)	0.90%	0.90%	0.91	%(7)	0.90	%(6)

Net investment income	7.23	%(6)	7.38%	7.48%	6.90%		6.84	%(6)

Portfolio Turnover	41	%(5)	85%	80%	70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.05%, 0.18%, 0.29%, 0.34% and 1.15% of average daily net assets for the six months ended January 31, 2020, the years ended July 31, 2019, 2018 and 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

25	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period	$9.030		$9.000	$9.460	$9.390		$9.060		$9.880

Income (Loss) From Operations

Net investment income(1)	$0.333		$0.634	$0.725	$0.625		$0.591		$0.546

Net realized and unrealized gain (loss)	0.248		0.067	(0.431)	0.230		(0.119	)(2)	(1.005)

Total income (loss) from operations	$0.581		$0.701	$0.294	$0.855		$0.472		$(0.459)

Less Distributions

From net investment income	$(0.381)		$(0.371)	$(0.670)	$(0.785)		$(0.142)		$(0.361)

Tax return of capital	—		(0.300)	(0.084)	—		—		—

Total distributions	$(0.381)		$(0.671)	$(0.754)	$(0.785)		$(0.142)		$(0.361)

Net asset value — End of period	$9.230		$9.030	$9.000	$9.460		$9.390		$9.060

Total Return(3)(4)	6.83	%(5)	8.36%	3.02%	9.57%		5.37%		(4.55)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,717		$80,225	$74,277	$70,985		$64,407		$48,141

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.85	%(7)	0.85%	0.85%	0.86	%(8)	0.85%		0.85%

Net investment income	7.29	%(7)	7.27%	7.64%	6.65%		6.68%		5.82%

Portfolio Turnover	41	%(5)	85%	80%	70%		85%		74%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.05%, 0.18%, 0.29%, 0.34%, 0.49% and 0.43% of average daily net assets for the six months ended January 31, 2020 and the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the year ended July 31, 2017.

26	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. Effective September 3, 2015, the Fund designated its existing shares as Class R6 and established two new classes of shares named Class A and Class I. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

27

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if

28

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Interim Financial Statements — The interim financial statements relating to January 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $165,947 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2019, $165,947 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$277,808,835

Gross unrealized appreciation	$13,703,279

Gross unrealized depreciation	(2,852,285)

Net unrealized appreciation	$10,850,994

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2020, the investment adviser and administration fee amounted to $767,780 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

29

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement may be changed or terminated after November 30, 2020. Pursuant to this agreement, EVM was allocated $58,496 of the Fund’s operating expenses for the six months ended January 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2020, EVM earned $876 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,925 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2020. EVD also received distribution and service fees from Class A shares (see Note 4).

During the six months ended January 31, 2020, EVM reimbursed the Fund $7,633 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2020, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2020 amounted to $15,083 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2020, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $113,269,273 and $67,699,767, respectively, for the six months ended January 31, 2020.

7  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

Sales	844,360	775,234

Issued to shareholders electing to receive payments of distributions in Fund shares	58,602	54,932

Redemptions	(137,148)	(290,562)

Net increase	765,814	539,604

30

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

Sales	12,767,883	9,456,523

Issued to shareholders electing to receive payments of distributions in Fund shares	723,092	539,139

Redemptions	(2,006,468)	(3,602,252)

Net increase	11,484,507	6,393,410

Class R6	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

Sales	413,699	401,317

Issued to shareholders electing to receive payments of distributions in Fund shares	395,484	663,810

Redemptions	(407,163)	(427,965)

Net increase	402,020	637,162

At January 31, 2020, Eaton Vance Short Duration Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 25.5% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2020 is included in the Portfolio of Investments. At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $1,264,205. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $411,714 at January 31, 2020.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in

31

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Distributable earnings*	$—	$503,940	$1,462,083	$1,966,023

Receivable for open forward foreign currency exchange contracts	—	1,036,312	—	1,036,312

Receivable/Payable for open swap contracts	—	—	180,174	180,174

Total Asset Derivatives	$—	$1,540,252	$1,642,257	$3,182,509

Derivatives not subject to master netting or similar agreements	$—	$503,940	$1,462,083	$1,966,023

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,036,312	$180,174	$1,216,486

Distributable earnings*	$—	$(841,790)	$(2,516,425)	$(3,358,215)

Payable for open forward foreign currency exchange contracts	—	(1,260,231)	—	(1,260,231)

Payable/Receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(3,974)	—	—	(3,974)

Total Liability Derivatives	$(3,974)	$(2,102,021)	$(2,516,425)	$(4,622,420)

Derivatives not subject to master netting or similar agreements	$—	$(841,790)	$(2,516,425)	$(3,358,215)

Total Liability Derivatives subject to master netting or similar agreements	$(3,974)	$(1,260,231)	$—	$(1,264,205)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

32

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$1,131	$(1,131)	$—	$—	$—

Bank of America, N.A.	177,557	(177,557)	—	—	—

BNP Paribas	30,770	—	—	—	30,770

Citibank, N.A.	52,266	(950)	—	—	51,316

Deutsche Bank AG	17,063	(17,063)	—	—	—

Goldman Sachs International	283,908	(258,649)	—	—	25,259

JPMorgan Chase Bank, N.A.	36,738	(73)	—	—	36,665

Standard Chartered Bank	617,053	(617,053)	—	—	—

	$1,216,486	$(1,072,476)	$—	$—	$144,010

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(8,141)	$1,131	$—	$—	$(7,010)

Bank of America, N.A.	(195,692)	177,557	—	—	(18,135)

Citibank, N.A.	(950)	950	—	—	—

Deutsche Bank AG	(32,128)	17,063	—	—	(15,065)

Goldman Sachs International	(258,649)	258,649	—	—	—

JPMorgan Chase Bank, N.A.	(73)	73	—	—	—

Standard Chartered Bank	(768,572)	617,053	151,519	—	—

	$(1,264,205)	$1,072,476	$151,519	$—	$(40,210)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

33

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(40,132)	(40,132)

Swap contracts	94,814	—	(1,032,510)	(937,696)

Forward foreign currency exchange contracts	—	973,609	—	973,609

Total	$94,814	$973,609	$(1,072,642)	(4,219)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(10,525)	(10,525)

Swap contracts	(43,382)	—	437,883	394,501

Forward foreign currency exchange contracts	—	(1,029,764)	—	(1,029,764)

Total	$(43,382)	$(1,029,764)	$427,358	(645,788)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$6,897,000	$135,592,000	$103,138,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2020.

10  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

34

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

11  Investments in Affiliated Funds

At January 31, 2020, the value of the Fund’s investment in affiliated funds was $45,055,780, which represents 14.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$9,438,170	$118,189,887	$(82,580,549)	$4,033	$4,239	$45,055,780	$257,048	45,051,274

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$137,835,665	$—	$137,835,665

Foreign Corporate Bonds	—	41,258,482	—	41,258,482

Sovereign Loans	—	6,346,027	—	6,346,027

Short-Term Investments —

Foreign Government Securities	—	59,095,240	—	59,095,240

U.S. Treasury Obligations	—	449,688	—	449,688

Other	—	45,055,780	—	45,055,780

Total Investments	$—	$290,040,882	$—	$290,040,882

Forward Foreign Currency Exchange Contracts	$—	$1,540,252	$—	$1,540,252

Swap Contracts	—	1,642,257	—	1,642,257

Total	$—	$293,223,391	$—	$293,223,391

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,102,021)	$—	$(2,102,021)

Futures Contracts	(66,864)	—	—	(66,864)

Swap Contracts	—	(2,453,535)	—	(2,453,535)

Total	$(66,864)	$(4,555,556)	$—	$(4,622,420)

35

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

13  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and through March 20, 2020, the date these financial statements were issued, has resulted in substantial market volatility and may result in a significant economic downturn.

36

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2020

Officers and Directors

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Directors

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Director

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2020